Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

Collection Period	30-Jun-17	30/360 Days	30	Collection Period Start	1-Jun-17
Distribution Date	17-Jul-17	Actual/360 Days	32	Collection Period End	30-Jun-17
				Prior Month Settlement Date	15-Jun-17
				Current Month Settlement Date	17-Jul-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	622,291,076.68	594,307,566.39	0.483173
Yield Supplement Overcollaterization		51,665,723.63	18,795,160.77	17,585,321.49
Total Adjusted Portfolio		1,230,010,825.44	603,495,915.91	576,722,244.90
Total Adjusted Securities		1,230,010,825.44	603,495,915.91	576,722,244.90	0.468876
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	73,162,244.72	52,208,936.97	0.145025
Class A-2b Notes	1.50889%	100,000,000.00	20,322,845.75	14,502,482.49	0.145025
Class A-3 Notes	1.37000%	354,000,000.00	354,000,000.00	354,000,000.00	1.000000
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2a Notes	20,953,307.75	53,042.63	58.2036326	0.1473406
Class A-2b Notes	5,820,363.26	27,257.72	58.2036326	0.2725772
Class A-3 Notes	0.00	404,150.00	-	1.1416667
Class A-4 Notes	0.00	148,643.92	-	1.3916667
Certificates	0.00	0.00	-	-
Total Securities	26,773,671.01	633,094.27

I. COLLECTIONS

Interest:
Interest Collections		1,239,437.35
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,239,437.35

Principal:
Principal Collections		27,433,648.22
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		27,433,648.22

Recoveries of Defaulted Receivables		263,479.57
Servicer Advances		33,373.17

Total Collections		28,969,938.31

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	45,572	603,495,915.91
Total Principal Payment		26,773,671.01
	44,647	576,722,244.90

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

III. DISTRIBUTIONS

Total Collections	28,969,938.31
Reserve Account Draw	0.00
Total Available for Distribution	28,969,938.31

1. Reimbursement of Advance	55,791.40

2. Servicing Fee:
Servicing Fee Due	518,575.90
Servicing Fee Paid	518,575.90
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	53,042.63

Class A-2a Notes Monthly Interest Paid	53,042.63
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	27,257.72

Class A-2b Notes Monthly Interest Paid	27,257.72
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	404,150.00

Class A-3 Notes Monthly Interest Paid	404,150.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92

Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

Total Note Monthly Interest
Total Note Monthly Interest Due		633,094.27
Total Note Monthly Interest Paid		633,094.27
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		27,762,476.74

4. Total Monthly Principal Paid on the Notes		26,773,671.01

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		26,773,671.01
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		988,805.73
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		988,805.73

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,075,027.06
Required Reserve Account Amount		3,075,027.06
Beginning Reserve Account Balance		3,075,027.06
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,075,027.06

Required Reserve Account Amount for Next Period		3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.36%
Weighted Average Remaining Maturity		37.85

	Amount	Number
Principal on Defaulted Receivables	549,862.07	38
Principal Recoveries of Defaulted Receivables	263,479.57
Monthly Net Losses	286,382.50
Pool Balance at Beginning of Collection Period	622,291,076.68

Net Loss Ratio for Third Preceding Collection Period	0.44%
Net Loss Ratio for Second Preceding Collection Period	-0.21%
Net Loss Ratio for Preceding Collection Period	0.51%
Net Loss Ratio for Current Collection Period	0.55%
Four-Month Average Net Loss Ratio	0.32%

Cumulative Net Losses for all Periods	6,787,133.91

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,310,550.66	199	0.56%
61-90 Days Delinquent	931,884.87	57	0.16%
91-120 Days Delinquent	240,699.93	18	0.04%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	4,483,135.46	274	0.75%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.14%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.19%	0.17%
Delinquency Ratio for Preceding Collection Period	0.19%	0.18%
Delinquency Ratio for Current Collection Period	0.20%	0.17%
Four-Month Average Delinquency Ratio	0.18%	0.16%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO